Drilling units (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Drilling units [Line Items]
Depreciation and amortization expense	$ 39.7	$ 34.2
Drilling Units
Drilling units [Line Items]
Cost	4,982.0		3,899.0
Accumulated depreciation	(490.4)		(450.7)
Net book value	4,491.6		3,448.3
Depreciation and amortization expense	$ 39.7	$ 34.2